Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES

NOTE 4 - INVENTORIES:

	December 31
	2024	2023
	U.S. dollars in thousands
Work in process	4,547	6,176
Finished goods	5,608	7,660
	10,155	13,836

Inventories write-downs amounted to $867 thousand, $1,097 thousand and $23 thousand during the years ended December 31, 2024, 2023 and 2022, respectively. Inventories write-downs are recorded in cost of revenues.